Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 14,584	$ 15,318	$ 22,509
Marketable securities	8,082	18,071	42,405
Amounts receivable	327	810	531
Prepaid expenses	299	758	762
Total current assets	23,292	34,957	66,207
Property and equipment	2,115	1,585	2,287
Intangible assets		4,156	6,341
Other assets		82	88
Total non-current assets	2,115	5,823	8,716
Total assets	25,407	40,780	74,923
Current
Accounts payable and accrued liabilities	12,754	9,482	11,184
Other current liabilities	773	336	340
Total current liabilities	13,527	9,818	11,524
Deferred lease inducement		276	323
Warrant liability	11,223
Other liabilities	825	95	714
Total non-current liabilities	12,048	371	1,037
Total liabilities	25,575	10,189	12,561
EQUITY (DEFICIENCY)
Common shares	150,943	129,513	122,415
Series I preferred shares	2,348	2,348	7,156
Series II preferred shares	22,316	35,235	35,235
Warrants			6,496
Contributed surplus	22,652	21,043	12,599
Deficit	(190,999)	(149,323)	(116,457)
Accumulated other comprehensive loss	(7,428)	(8,225)	(5,082)
Total equity (deficiency)	(168)	30,591	62,362
Total liabilities and equity (deficiency)	$ 25,407	$ 40,780	$ 74,923